Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of reclassified as follows combined and consolidated balance sheets
	Previously reported	Reclassification	After reclassification
	2017	(Decrease)/ Increase	2017
Combined and Consolidated Balance Sheets
Current assets:
Accounts receivable	3,693,095	(1,626,793)	2,066,302
Accounts receivable – related parties	24,737	1,626,793	1,651,530
Current liabilities:
Accrued marketing and channel fees	6,565,830	(3,724,570)	2,841,260
Accrued marketing and channel fees – related parties	771,247	3,724,570	4,495,817
Combined and Consolidated Statements of Operations
Net revenue:
Commission fee	6,446,753	(2,112,227)	4,334,526
Commission fee - related parties	1,516,621	2,112,227	3,628,848

Schedule of carrying amount of the assets and liabilities of the VIEs
	As of December 31,
	2018	2017

Current assets	$135,131,467	$24,859,791
Non-current assets	$6,099,961	$12,642,404
Total assets	$141,231,428	$37,502,195
Total liabilities	$19,713,707	$22,145,453

Schedule of assets and liabilities that were measured at fair value on a recurring basis
	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2018	(Level 1)	(Level 2)	(Level 3)
Asset:
Available-for-sale financial assets*	$-	$-	$-	$-

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2017	(Level 1)	(Level 2)	(Level 3)
Asset:
Available-for-sale financial assets*	$470,641	$-	$470,641	$-

*Available-for-sale financial assets were recorded under short-term investment.

Schedule of estimated useful lives of the assets
Category	Estimated useful lives of the assets
Electronic equipment	3-5 years
Furniture and office equipment	3-5 years
Software	3-5 years
Leasehold improvement	Shorter of useful life or 3 years

Schedule of loans receivable from related parties
	As of December 31,
	2018	2017
Net Credit Group Co., Ltd.	$-	$4,492,072
Gain Thrive Limited	-	22,471,164
UCF Holdings Group Limited	-	16,810,642
	$-	$43,773,878